Report of the directors financial review risk report - The consensus Central scenario (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	2.50%
Forecast period	5 years
Consensus Central scenario allowance for ECL | UK
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.40%	1.50%
Unemployment rate, 5 year average	4.40%	4.50%
House price growth, 5 year average	2.40%	3.20%
Inflation rate, 5 year average	2.20%	2.10%
Central bank policy rate, 5 year average	3.80%	3.90%
Consensus Central scenario allowance for ECL | US
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.80%	1.80%
Unemployment rate, 5 year average	4.30%	4.20%
House price growth, 5 year average	2.80%	3.00%
Inflation rate, 5 year average	2.50%	2.40%
Central bank policy rate, 5 year average	3.60%	3.70%
Consensus Central scenario allowance for ECL | Hong Kong
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	2.20%	2.60%
Unemployment rate, 5 year average	3.10%	3.20%
House price growth, 5 year average	1.60%	2.10%
Inflation rate, 5 year average	1.90%	2.00%
Central bank policy rate, 5 year average	4.00%	4.10%
Consensus Central scenario allowance for ECL | Mainland China
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	3.90%	3.90%
Unemployment rate, 5 year average	5.10%	5.20%
House price growth, 5 year average	0.70%	0.70%
Inflation rate, 5 year average	1.30%	1.20%
Central bank policy rate, 5 year average	2.90%	3.10%
Consensus Central scenario allowance for ECL | France
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.10%	1.20%
Unemployment rate, 5 year average	7.50%	7.20%
House price growth, 5 year average	3.90%	3.60%
Inflation rate, 5 year average	1.90%	1.90%
Central bank policy rate, 5 year average	2.10%	2.00%
Consensus Central scenario allowance for ECL | UAE
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	3.70%	3.90%
Unemployment rate, 5 year average	2.40%	2.60%
House price growth, 5 year average	3.90%	4.20%
Inflation rate, 5 year average	1.90%	1.90%
Central bank policy rate, 5 year average	3.70%	3.80%
Consensus Central scenario allowance for ECL | Mexico
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.70%	1.50%
Unemployment rate, 5 year average	3.50%	3.50%
House price growth, 5 year average	4.40%	4.90%
Inflation rate, 5 year average	3.50%	3.80%
Central bank policy rate, 5 year average	7.80%	8.90%
Consensus Central scenario allowance for ECL | 2025 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	0.90%	1.20%
Unemployment rate (%)	4.60%	4.90%
House prices (annual average growth rate, %)	3.50%	1.40%
Inflation (annual average growth rate, %)	3.00%	2.40%
Central bank policy rate (annual average, %)	4.20%	4.20%
Consensus Central scenario allowance for ECL | 2025 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.50%	2.00%
Unemployment rate (%)	4.40%	4.40%
House prices (annual average growth rate, %)	3.70%	4.40%
Inflation (annual average growth rate, %)	3.10%	2.40%
Central bank policy rate (annual average, %)	4.20%	4.10%
Consensus Central scenario allowance for ECL | 2025 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.80%	1.70%
Unemployment rate (%)	3.20%	3.30%
House prices (annual average growth rate, %)	(5.30%)	(0.50%)
Inflation (annual average growth rate, %)	1.70%	1.40%
Central bank policy rate (annual average, %)	4.60%	4.50%
Consensus Central scenario allowance for ECL | 2025 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.30%	4.00%
Unemployment rate (%)	5.20%	5.20%
House prices (annual average growth rate, %)	(5.90%)	(5.90%)
Inflation (annual average growth rate, %)	0.30%	0.30%
Central bank policy rate (annual average, %)	3.00%	2.90%
Consensus Central scenario allowance for ECL | 2025 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	0.50%	0.90%
Unemployment rate (%)	7.60%	7.50%
House prices (annual average growth rate, %)	2.10%	2.10%
Inflation (annual average growth rate, %)	1.30%	1.20%
Central bank policy rate (annual average, %)	2.10%	2.10%
Consensus Central scenario allowance for ECL | 2025 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.20%	4.40%
Unemployment rate (%)	2.60%	2.70%
House prices (annual average growth rate, %)	13.50%	9.30%
Inflation (annual average growth rate, %)	1.90%	2.10%
Central bank policy rate (annual average, %)	4.30%	4.10%
Consensus Central scenario allowance for ECL | 2025 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	0.20%	0.90%
Unemployment rate (%)	3.10%	3.50%
House prices (annual average growth rate, %)	7.10%	7.60%
Inflation (annual average growth rate, %)	3.70%	5.00%
Central bank policy rate (annual average, %)	8.50%	9.40%
Consensus Central scenario allowance for ECL | 2026 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.20%	1.30%
Unemployment rate (%)	4.70%	4.70%
House prices (annual average growth rate, %)	1.20%	3.80%
Inflation (annual average growth rate, %)	2.30%	2.10%
Central bank policy rate (annual average, %)	3.70%	3.90%
Consensus Central scenario allowance for ECL | 2026 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.60%	1.60%
Unemployment rate (%)	4.50%	4.30%
House prices (annual average growth rate, %)	3.10%	3.20%
Inflation (annual average growth rate, %)	2.80%	2.80%
Central bank policy rate (annual average, %)	3.50%	3.70%
Consensus Central scenario allowance for ECL | 2026 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.10%	1.80%
Unemployment rate (%)	3.10%	3.70%
House prices (annual average growth rate, %)	(1.20%)	2.40%
Inflation (annual average growth rate, %)	1.80%	1.90%
Central bank policy rate (annual average, %)	3.90%	4.10%
Consensus Central scenario allowance for ECL | 2026 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.10%	3.70%
Unemployment rate (%)	5.10%	5.40%
House prices (annual average growth rate, %)	(1.50%)	(0.70%)
Inflation (annual average growth rate, %)	0.90%	1.00%
Central bank policy rate (annual average, %)	2.80%	2.90%
Consensus Central scenario allowance for ECL | 2026 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.00%	0.90%
Unemployment rate (%)	7.70%	7.30%
House prices (annual average growth rate, %)	4.30%	4.40%
Inflation (annual average growth rate, %)	1.60%	1.60%
Central bank policy rate (annual average, %)	1.60%	1.80%
Consensus Central scenario allowance for ECL | 2026 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.20%	4.20%
Unemployment rate (%)	2.50%	2.60%
House prices (annual average growth rate, %)	5.50%	5.10%
Inflation (annual average growth rate, %)	2.00%	1.90%
Central bank policy rate (annual average, %)	3.50%	3.80%
Consensus Central scenario allowance for ECL | 2026 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.40%	1.20%
Unemployment rate (%)	3.80%	3.50%
House prices (annual average growth rate, %)	4.20%	4.50%
Inflation (annual average growth rate, %)	3.60%	3.90%
Central bank policy rate (annual average, %)	7.40%	8.80%
Consensus Central scenario allowance for ECL | 2027 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.50%	1.80%
Unemployment rate (%)	4.50%	4.50%
House prices (annual average growth rate, %)	2.40%	4.60%
Inflation (annual average growth rate, %)	2.00%	2.10%
Central bank policy rate (annual average, %)	3.70%	3.80%
Consensus Central scenario allowance for ECL | 2027 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.00%	1.60%
Unemployment rate (%)	4.30%	4.30%
House prices (annual average growth rate, %)	3.00%	2.40%
Inflation (annual average growth rate, %)	2.40%	2.50%
Central bank policy rate (annual average, %)	3.40%	3.70%
Consensus Central scenario allowance for ECL | 2027 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.40%	3.50%
Unemployment rate (%)	3.10%	3.30%
House prices (annual average growth rate, %)	4.20%	3.00%
Inflation (annual average growth rate, %)	2.00%	2.20%
Central bank policy rate (annual average, %)	3.80%	4.00%
Consensus Central scenario allowance for ECL | 2027 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.00%	4.30%
Unemployment rate (%)	5.10%	5.20%
House prices (annual average growth rate, %)	0.60%	3.20%
Inflation (annual average growth rate, %)	1.40%	1.50%
Central bank policy rate (annual average, %)	2.90%	3.00%
Consensus Central scenario allowance for ECL | 2027 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.30%	1.40%
Unemployment rate (%)	7.50%	7.20%
House prices (annual average growth rate, %)	4.90%	4.40%
Inflation (annual average growth rate, %)	1.90%	2.00%
Central bank policy rate (annual average, %)	1.90%	2.00%
Consensus Central scenario allowance for ECL | 2027 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.00%	3.90%
Unemployment rate (%)	2.50%	2.60%
House prices (annual average growth rate, %)	3.60%	3.60%
Inflation (annual average growth rate, %)	1.90%	1.80%
Central bank policy rate (annual average, %)	3.40%	3.70%
Consensus Central scenario allowance for ECL | 2027 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.00%	1.70%
Unemployment rate (%)	3.40%	3.50%
House prices (annual average growth rate, %)	4.30%	4.20%
Inflation (annual average growth rate, %)	3.50%	3.40%
Central bank policy rate (annual average, %)	7.60%	8.80%
Consensus Central scenario allowance for ECL | 2028 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.50%	1.60%
Unemployment rate (%)	4.30%	4.30%
House prices (annual average growth rate, %)	3.30%	3.50%
Inflation (annual average growth rate, %)	2.10%	2.00%
Central bank policy rate (annual average, %)	3.80%	3.70%
Consensus Central scenario allowance for ECL | 2028 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.00%	1.80%
Unemployment rate (%)	4.30%	4.20%
House prices (annual average growth rate, %)	2.60%	2.50%
Inflation (annual average growth rate, %)	2.30%	2.20%
Central bank policy rate (annual average, %)	3.50%	3.60%
Consensus Central scenario allowance for ECL | 2028 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.40%	3.10%
Unemployment rate (%)	3.00%	3.00%
House prices (annual average growth rate, %)	3.00%	2.70%
Inflation (annual average growth rate, %)	2.00%	2.20%
Central bank policy rate (annual average, %)	3.90%	4.00%
Consensus Central scenario allowance for ECL | 2028 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	3.90%	3.90%
Unemployment rate (%)	5.00%	5.00%
House prices (annual average growth rate, %)	2.70%	4.10%
Inflation (annual average growth rate, %)	1.60%	1.70%
Central bank policy rate (annual average, %)	2.90%	3.20%
Consensus Central scenario allowance for ECL | 2028 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.30%	1.50%
Unemployment rate (%)	7.40%	7.00%
House prices (annual average growth rate, %)	4.10%	3.80%
Inflation (annual average growth rate, %)	2.30%	2.30%
Central bank policy rate (annual average, %)	2.20%	2.00%
Consensus Central scenario allowance for ECL | 2028 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	3.50%	3.60%
Unemployment rate (%)	2.40%	2.50%
House prices (annual average growth rate, %)	2.30%	1.80%
Inflation (annual average growth rate, %)	1.90%	1.90%
Central bank policy rate (annual average, %)	3.60%	3.60%
Consensus Central scenario allowance for ECL | 2028 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.00%	1.90%
Unemployment rate (%)	3.50%	3.50%
House prices (annual average growth rate, %)	4.40%	4.00%
Inflation (annual average growth rate, %)	3.50%	3.40%
Central bank policy rate (annual average, %)	7.90%	8.90%
Consensus Central scenario allowance for ECL | 2029 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.50%	1.60%
Unemployment rate (%)	4.10%	4.30%
House prices (annual average growth rate, %)	2.70%	2.70%
Inflation (annual average growth rate, %)	2.00%	2.00%
Central bank policy rate (annual average, %)	3.90%	3.70%
Consensus Central scenario allowance for ECL | 2029 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.90%	2.00%
Unemployment rate (%)	4.10%	4.10%
House prices (annual average growth rate, %)	2.40%	2.60%
Inflation (annual average growth rate, %)	2.20%	2.10%
Central bank policy rate (annual average, %)	3.70%	3.60%
Consensus Central scenario allowance for ECL | 2029 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.40%	2.70%
Unemployment rate (%)	3.00%	2.90%
House prices (annual average growth rate, %)	2.60%	2.70%
Inflation (annual average growth rate, %)	2.10%	2.30%
Central bank policy rate (annual average, %)	4.10%	4.00%
Consensus Central scenario allowance for ECL | 2029 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	3.80%	3.70%
Unemployment rate (%)	5.00%	5.00%
House prices (annual average growth rate, %)	2.90%	2.90%
Inflation (annual average growth rate, %)	1.50%	1.60%
Central bank policy rate (annual average, %)	3.00%	3.30%
Consensus Central scenario allowance for ECL | 2029 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.20%	1.40%
Unemployment rate (%)	7.20%	7.00%
House prices (annual average growth rate, %)	3.30%	3.10%
Inflation (annual average growth rate, %)	2.20%	2.20%
Central bank policy rate (annual average, %)	2.40%	2.10%
Consensus Central scenario allowance for ECL | 2029 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	3.40%	3.60%
Unemployment rate (%)	2.40%	2.50%
House prices (annual average growth rate, %)	1.80%	1.30%
Inflation (annual average growth rate, %)	1.90%	1.80%
Central bank policy rate (annual average, %)	3.70%	3.60%
Consensus Central scenario allowance for ECL | 2029 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.00%	2.00%
Unemployment rate (%)	3.40%	3.50%
House prices (annual average growth rate, %)	4.10%	4.00%
Inflation (annual average growth rate, %)	3.40%	3.40%
Central bank policy rate (annual average, %)	8.20%	8.90%
Consensus Downside scenario allowance for ECL | 2025 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(0.90%)	(1.00%)
Consensus Downside scenario allowance for ECL | 2025 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(1.50%)	(0.60%)
Consensus Downside scenario allowance for ECL | 2025 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(4.20%)	(4.50%)
Consensus Downside scenario allowance for ECL | 2025 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(2.90%)	(2.50%)
Consensus Downside scenario allowance for ECL | 2025 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(0.60%)	(0.60%)
Consensus Downside scenario allowance for ECL | 2025 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(0.20%)	0.30%
Consensus Downside scenario allowance for ECL | 2025 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(1.40%)	(2.10%)
Consensus Downside scenario allowance for ECL | 2026 | UK
Disclosure of financial assets [line items]
Unemployment rate (%)	6.20%	6.10%
House prices (annual average growth rate, %)	(6.40%)	(4.50%)
Inflation (annual average growth rate, %)	1.30%	3.40%
Central bank policy rate (annual average, %)	2.40%	5.00%
Consensus Downside scenario allowance for ECL | 2026 | US
Disclosure of financial assets [line items]
Unemployment rate (%)	5.60%	5.30%
House prices (annual average growth rate, %)	(0.70%)	(0.20%)
Inflation (annual average growth rate, %)	4.00%	4.50%
Central bank policy rate (annual average, %)	5.20%	4.80%
Consensus Downside scenario allowance for ECL | 2026 | Hong Kong
Disclosure of financial assets [line items]
Unemployment rate (%)	4.50%	5.10%
House prices (annual average growth rate, %)	(6.90%)	(1.90%)
Inflation (annual average growth rate, %)	0.90%	3.10%
Central bank policy rate (annual average, %)	5.60%	5.20%
Consensus Downside scenario allowance for ECL | 2026 | Mainland China
Disclosure of financial assets [line items]
Unemployment rate (%)	6.70%	6.90%
House prices (annual average growth rate, %)	(10.00%)	(12.80%)
Inflation (annual average growth rate, %)	(2.80%)	2.00%
Central bank policy rate (annual average, %)	1.70%	3.00%
Consensus Downside scenario allowance for ECL | 2026 | France
Disclosure of financial assets [line items]
Unemployment rate (%)	8.80%	8.30%
House prices (annual average growth rate, %)	0.20%	(0.30%)
Inflation (annual average growth rate, %)	0.60%	2.60%
Central bank policy rate (annual average, %)	0.40%	3.20%
Consensus Downside scenario allowance for ECL | 2026 | UAE
Disclosure of financial assets [line items]
Unemployment rate (%)	3.40%	3.40%
House prices (annual average growth rate, %)	(1.00%)	(0.40%)
Inflation (annual average growth rate, %)	0.80%	2.80%
Central bank policy rate (annual average, %)	5.20%	4.80%
Consensus Downside scenario allowance for ECL | 2026 | Mexico
Disclosure of financial assets [line items]
Unemployment rate (%)	4.20%	4.10%
House prices (annual average growth rate, %)	0.70%	2.10%
Inflation (annual average growth rate, %)	4.30%	7.40%
Central bank policy rate (annual average, %)	10.20%	11.50%
Downside 2 scenario allowance for ECL | 2025 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(5.50%)	(9.10%)
Downside 2 scenario allowance for ECL | 2025 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(4.20%)	(4.10%)
Downside 2 scenario allowance for ECL | 2025 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(10.80%)	(10.10%)
Downside 2 scenario allowance for ECL | 2025 | Mainland China
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(6.30%)	(8.70%)
Downside 2 scenario allowance for ECL | 2025 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(6.30%)	(7.90%)
Downside 2 scenario allowance for ECL | 2025 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(5.20%)	(6.80%)
Downside 2 scenario allowance for ECL | 2025 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(9.30%)	(10.50%)
Downside 2 scenario allowance for ECL | 2026 | UK
Disclosure of financial assets [line items]
Unemployment rate (%)	8.70%	8.40%
House prices (annual average growth rate, %)	(26.80%)	(27.20%)
Inflation (annual average growth rate, %)	(1.90%)	10.10%
Central bank policy rate (annual average, %)	1.60%	5.50%
Downside 2 scenario allowance for ECL | 2026 | US
Disclosure of financial assets [line items]
Unemployment rate (%)	8.70%	9.30%
House prices (annual average growth rate, %)	(14.30%)	(15.80%)
Inflation (annual average growth rate, %)	4.30%	4.90%
Central bank policy rate (annual average, %)	5.30%	5.50%
Downside 2 scenario allowance for ECL | 2026 | Hong Kong
Disclosure of financial assets [line items]
Unemployment rate (%)	6.70%	7.10%
House prices (annual average growth rate, %)	(22.10%)	(34.40%)
Inflation (annual average growth rate, %)	(1.40%)	3.60%
Central bank policy rate (annual average, %)	5.60%	5.90%
Downside 2 scenario allowance for ECL | 2026 | Mainland China
Disclosure of financial assets [line items]
Unemployment rate (%)	6.90%	7.10%
House prices (annual average growth rate, %)	(27.70%)	(30.50%)
Inflation (annual average growth rate, %)	(6.00%)	3.80%
Central bank policy rate (annual average, %)	1.40%	3.50%
Downside 2 scenario allowance for ECL | 2026 | France
Disclosure of financial assets [line items]
Unemployment rate (%)	10.80%	10.40%
House prices (annual average growth rate, %)	(6.80%)	(14.00%)
Inflation (annual average growth rate, %)	(0.40%)	7.60%
Central bank policy rate (annual average, %)	(0.10%)	4.20%
Downside 2 scenario allowance for ECL | 2026 | UAE
Disclosure of financial assets [line items]
Unemployment rate (%)	4.00%	5.00%
House prices (annual average growth rate, %)	(24.40%)	(13.20%)
Inflation (annual average growth rate, %)	0.70%	3.70%
Central bank policy rate (annual average, %)	5.30%	5.60%
Downside 2 scenario allowance for ECL | 2026 | Mexico
Disclosure of financial assets [line items]
Unemployment rate (%)	5.80%	5.60%
House prices (annual average growth rate, %)	0.70%	2.00%
Inflation (annual average growth rate, %)	4.40%	7.90%
Central bank policy rate (annual average, %)	10.60%	12.10%